Long-Term Debt - 2020 Master Loan Agreement (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2021 USD ($)	Aug. 31, 2020 USD ($) payment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 15, 2021
Debt Instrument [Line Items]
Proceeds from loan			$ 0	$ 15,928	$ 0
Interest rate						4.00%
Outstanding loan balance			11,000
Repayment of long-term debt			$ 8,741	0	$ 0
Master Loan Agreement
Debt Instrument [Line Items]
Proceeds from loan		$ 6,300
Number of consecutive required payments | payment		60
Monthly required principal and interest payment		$ 100
Interest rate		4.75%
Outstanding loan balance				$ 6,100
Repayment of long-term debt	$ 5,400
Debt instrument interest	$ 100